Credit Risk - Disclosure of Stage 2 Exposures by Classification (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Exposures	£ 313,347	£ 322,745
Coverage	0.30%	0.40%
Stage 2
Disclosure of credit risk exposure [line items]
Exposures	£ 17,964	£ 18,336
ECL	£ 330	£ 592
Coverage	1.80%	3.20%
Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 11,850	£ 11,218
ECL	£ 186	£ 332
Coverage	1.60%	3.00%
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 200	£ 379
ECL	£ 17	£ 37
Coverage	8.50%	9.80%
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 5,661	£ 6,266
ECL	£ 127	£ 199
Coverage	2.20%	3.20%
Stage 2 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 429
ECL	£ 0	£ 24
Coverage	0.00%	5.60%
Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 253	£ 44
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
PD deterioration | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	£ 7,422	£ 10,000
ECL	£ 151	£ 299
Coverage	2.00%	3.00%
PD deterioration | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 5,644	£ 7,752
ECL	£ 125	£ 247
Coverage	2.20%	3.20%
PD deterioration | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 42	£ 88
ECL	£ 6	£ 13
Coverage	14.30%	14.80%
PD deterioration | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 1,522	£ 2,128
ECL	£ 20	£ 39
Coverage	1.30%	1.80%
PD deterioration | Stage 2 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
PD deterioration | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 214	£ 32
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Forbearance | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	£ 947	£ 767
ECL	£ 14	£ 9
Coverage	1.50%	1.20%
Forbearance | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 664	£ 612
ECL	£ 4	£ 3
Coverage	0.60%	0.50%
Forbearance | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 11	£ 0
ECL	£ 2	£ 0
Coverage	18.20%	0.00%
Forbearance | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 272	£ 151
ECL	£ 8	£ 6
Coverage	2.90%	4.00%
Forbearance | Stage 2 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Forbearance | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 4
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Other | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	£ 1,131	£ 2,450
ECL	£ 28	£ 111
Coverage	2.50%	4.50%
Other | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 556	£ 1,155
ECL	£ 5	£ 10
Coverage	0.90%	0.90%
Other | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 130	£ 249
ECL	£ 4	£ 11
Coverage	3.10%	4.40%
Other | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 445	£ 612
ECL	£ 19	£ 66
Coverage	4.30%	10.80%
Other | Stage 2 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 429
ECL	£ 0	£ 24
Coverage	0.00%	5.60%
Other | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 5
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
30 DPD | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	£ 1,114	£ 1,150
ECL	£ 40	£ 63
Coverage	3.60%	5.50%
30 DPD | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 745	£ 870
ECL	£ 33	£ 46
Coverage	4.40%	5.30%
30 DPD | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 17	£ 27
ECL	£ 5	£ 12
Coverage	29.40%	44.40%
30 DPD | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 313	£ 250
ECL	£ 2	£ 5
Coverage	0.60%	2.00%
30 DPD | Stage 2 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
30 DPD | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 39	£ 3
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Payment holiday | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 844
ECL	£ 0	£ 27
Coverage	0.00%	3.20%
Payment holiday | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 829
ECL	£ 0	£ 26
Coverage	0.00%	3.10%
Payment holiday | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 15
ECL	£ 0	£ 1
Coverage	0.00%	6.70%
Payment holiday | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Payment holiday | Stage 2 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Payment holiday | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Mortgages affordability | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	£ 4,241	£ 0
ECL	£ 19	£ 0
Coverage	0.40%	0.00%
Mortgages affordability | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 4,241	£ 0
ECL	£ 19	£ 0
Coverage	0.40%	0.00%
Mortgages affordability | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Mortgages affordability | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Mortgages affordability | Stage 2 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Mortgages affordability | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
High risk corporate | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	£ 3,109	£ 3,125
ECL	£ 78	£ 83
Coverage	2.50%	2.70%
High risk corporate | Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
High risk corporate | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
High risk corporate | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 3,109	£ 3,125
ECL	£ 78	£ 83
Coverage	2.50%	2.70%
High risk corporate | Stage 2 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%
High risk corporate | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
ECL	£ 0	£ 0
Coverage	0.00%	0.00%